Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Parent Entity Financial Information [Abstract]
Summary of Parent Entity Financial Information

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Balance Sheet
Current Assets	19,499	7,276
Total Assets	676,385	666,357

Current Liabilities	6,086	6,400
Total Liabilities	6,186	6,815

Shareholders' Equity
Issued Capital	889,480	830,424
Reserves
Foreign Currency Translation Reserve	(174,948)	(146,840)
Share Options Reserve	61,320	55,265
(Accumulated losses)	(105,653)	(79,307)
	670,199	659,542

Loss for the period	(26,346)	(24,216)
Total comprehensive loss for the period	(26,346)	(24,216)